PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10.                               PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment at December 31 were as follows:

	2011
	Cost	Accumulated amortization	Net book value

Furniture and fixtures	$4,799	$3,856	$943
Research and development equipment	37,106	29,204	7,902
Tooling	44,149	37,298	6,851
Computer equipment	8,390	6,764	1,626
Software	9,352	7,338	2,014
Leasehold improvements	5,141	3,955	1,186
Leased vehicles	1,126	546	580
Office equipment	3,076	2,091	985
	$113,139	$91,052	$22,087

	2010
	Cost	Accumulated amortization	Net book value

Furniture and fixtures	$4,570	$3,548	$1,022
Research and development equipment	33,266	24,822	8,444
Tooling	39,095	31,548	7,547
Computer equipment	7,209	5,760	1,449
Software	8,152	6,489	1,663
Leasehold improvements	6,000	4,728	1,272
Leased vehicles	979	521	458
Office equipment	2,535	1,755	780
	$101,806	$79,171	$22,635

Amortization expense relating to property, plant and equipment was $14,528, $17,638, and $18,113 for the years ended December 31, 2011, 2010 and 2009, respectively.